Note 1 - Organization and Basis of Presentation: Recent Accounting Pronouncements (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Recent Accounting Pronouncements	RECENT ACCOUNTING PRONOUNCEMENTS The Company does not expect that the adoption of recent accounting pronouncements will have a material impact on its financial statements.